Commitments and Contingencies	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
9.	Commitments and Contingencies

The contractual obligations schedule set forth below summarizes our contractual obligations excluding interest payable as of June 30, 2017.

	Remainder of 2017	2018	2019	2020	2021	Thereafter	Total
		(in thousands)
Vessels under construction	$80,330	$—	$—	$—	$—	$—	$80,330
Secured term loan facilities and revolving credit facilities*	49,829	195,793	49,030	107,155	39,030	272,563	713,400
7.75% senior unsecured bonds due 2021	—	—	—	—	100,000	—	100,000
Office leases	468	1,102	1,508	1,295	1,143	110	5,626
Contracted bunker purchase obligations	2,006	—	—	—	—	—	2,006

Total contractual obligations	$132,633	$196,895	$50,538	$108,450	$140,173	$272,673	$901,362

*	For the 2018 year, the amount set forth in the table with respect to secured term loan facilities and revolving credit facilities commitment includes $143.1 million relating to the February 2013 Secured Term Loan Facility that has been re-financed by the June 2017 Secured Term Loan and Revolving Credit Facility. Such refinancing took place on July 5, 2017. See Note 10 – Subsequent Events.

The Company occupies office space in London with a lease that commenced in January 2017 for a period of 10 years with a mutual break option in January 2022, which is the fifth anniversary from the lease commencement date. The gross rent per year is approximately $1.1 million.

The Company entered into a lease for office space in New York commencing on June 1, 2017 and expires on May 31, 2020 to replace an expiring lease. The annual gross rent under this lease is approximately $0.4 million, subject to certain adjustments.

In April 2014, the Company exercised an option to construct three 37,300 cubic meter semi-refrigerated ethylene/ethane capable gas carriers at a purchase price of $78.4 million each at Jiangnan. The second of these vessels, Navigator Nova, was delivered on January 12, 2017 and the remaining vessel is scheduled to be delivered in October 2017.

On November 11, 2015, the Company entered into a contract to construct a 38,000 cubic meter fully refrigerated liquefied gas carrier, Navigator Jorf, with HMD in South Korea at a construction cost of $50.5 million. This vessel was delivered on July 20, 2017.